Receivables - Schedule of Receivables (Details) - USD ($) $ in Thousands	Sep. 30, 2015		Dec. 31, 2014		Dec. 31, 2013
Receivables [Abstract]
Government-insured loan claims	$ 67,690	[1]	$ 52,955	[1],[2]	$ 54,012	[2]
Due from custodial accounts	44,338		11,627		2,933
Reimbursable expenses	22,636		32,387		35,933
Other servicing receivables	159,753	[3]	29,516	[3]	31,659
Servicing receivable, total	294,417		126,485		124,537
Income taxes receivable	63,572		68,322		6,369
Due from related parties	0	[4]	58,892	[4]	14,553
Other receivables	30,369	[5]	43,690	[5],[6]	24,579	[6]
Other receivables, gross	388,358		297,389		170,038
Allowance for losses	(26,786)	[1]	(26,793)	[1],[2]	(17,522)	[2]
Other receivables	$ 361,572		$ 270,596		$ 152,516

[1]	At September 30, 2015 and December 31, 2014, the total allowance for losses includes $26.8 million and $26.8 million, respectively, related to receivables of our Servicing business. Allowance for losses related to defaulted FHA or VA insured loans repurchased from Ginnie Mae guaranteed securitizations (government-insured loan claims) at September 30, 2015 and December 31, 2014 were $13.2 million and $10.0 million, respectively.
[2]	The total allowance for losses at December 31, 2014 and 2013 includes $26.8 million and $17.4 million, respectively, related to receivables of the Servicing business. The allowance for losses related to defaulted FHA or VA insured loans repurchased from Ginnie Mae guaranteed securitizations (government-insured loan claims) was $10.0 million and $14.0 million at December 31, 2014 and 2013, respectively.
[3]	At September 30, 2015, other servicing receivables include $133.8 million related to sales of MSRs and advances.
[4]	Entities that we reported as related parties at December 31, 2014 are no longer considered to be related parties, and amounts receivable from them are now reported within Other receivables.
[5]	At December 31, 2014, other receivables include $28.8 million related to losses to be indemnified under the terms of the Homeward merger agreement. On March 19, 2015, we reached an agreement with the former owner of Homeward for the final settlement of all indemnification claims under the merger agreement and received $38.1 million in cash.
[6]	The balance at December 31, 2014 and 2013 includes $28.8 million and $13.6 million, respectively, related to losses to be indemnified under the terms of the Homeward merger agreement.